Subordinated liabilities - Summary (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Undated subordinated liabilities	£ 795	£ 905
Dated subordinated liabilities	31,873	31,100
Subordinated Liabilities, Including Those Designated At Fair Value	£ 32,668	£ 32,005